Risk Management - Probability weights applied to the scenarios of the forecasts of macroeconomic variables (Details)	12 Months Ended
Dec. 31, 2025
Normal Scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	45.58%
Good Scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	5.69%
Bad Scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	28.73%
Worst Scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	20.00%